Note 6 - Indebtedness (Details Textual) - USD ($)			2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 28, 2015	Oct. 26, 2012	Mar. 31, 2017	Dec. 31, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Assumed	$ 250,000							$ 250,000
Unsecured Debt, Current							250,000	250,000
Proceeds from Convertible Debt			$ 3,100,000	$ 3,100,000	3,059,000
Convertible Notes Payable, Current							2,733,000
Interest Payable, Current					57,000		155,000	35,000
Debt Conversion, Converted Instrument, Amount								226,000
Amortization of Debt Issuance Costs					53,000	$ 21,000	28,000	28,000
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Proceeds from Convertible Debt					$ 3,076,000
Debt Instrument, Convertible, Conversion Price				$ 1.125
Interest Payable, Current							105,000
Debt Conversion, Converted Instrument, Amount								$ 225,000
Debt Conversion, Converted Instrument, Shares Issued			418,332					200,776
Shareholder With Over 10% Interest [Member]
Unsecured Debt, Current							125,000
Convertible Notes Payable, Current							$ 700,000
Institute [Member]
Debt Instrument, Face Amount		$ 300,000
Debt Instrument, Interest Rate, Stated Percentage		4.125%
Loan Agreement Terms, Duration of Operations		180 days
Loan Agreement Terms, Revenues Threshold		$ 4,000,000